SCHEDULE OF ASSUMPTIONS USED IN SHARE-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 15, 2025	Nov. 30, 2025	Oct. 31, 2024	Jul. 31, 2024
Exercise price	$ 1.00
Share price	$ 1.00	$ 1.00	$ 2.00	$ 1.00	$ 1.60
Dividend yield	$ 0.000
Minimum [Member]
Volatility	111.33%
Risk-free interest rate	3.65%
Expected term	5 years
Maximum [Member]
Volatility	118.54%
Risk-free interest rate	3.77%
Expected term	5 years 7 months 17 days